BASIS OF PRESENTATION AND MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2024
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]
Rand/USD
Year-end rate:	R17.7676(2023 R18.8507)
Year average rate:	R18.6496 (2023 R18.0700)

CAD/USD
Year-end rate:	C$1.3491 (2023 C$1.3531)
Year average rate:	C$1.3608 (2023 C$1.3469)

Disclosure of detailed information of property plant and equipment, capital lease [Table Text Block]
Leasehold Improvements	3-5 years
Computer Equipment and software	3-5 years
Furniture and Fixtures	5-10 years
Office Lease	5 years lease term